Contract Liabilities (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Contract liabilities:
Unfavourable contract rights, Beginning Balance	$ (26,665,000)
Additions	(24,463,000)	$ (27,628,000)
Amortization for the period	2,244,000	963,000
Unfavourable contract rights, Ending Balance	(48,884,000)	(26,665,000)
Due in 2025 [member]
Contract liabilities:
Unfavourable contract rights, Ending Balance	(2,764,000)
Due in 2026 [member]
Contract liabilities:
Unfavourable contract rights, Ending Balance	(5,529,000)
Due in 2027 [member]
Contract liabilities:
Unfavourable contract rights, Ending Balance	(5,529,000)
Due in 2028 [member]
Contract liabilities:
Unfavourable contract rights, Ending Balance	(5,529,000)
Due in 2029 [member]
Contract liabilities:
Unfavourable contract rights, Ending Balance	(29,533,000)
Tuva Knutsen
Contract liabilities:
Unfavourable contract rights, Beginning Balance	(26,665,000)
Additions		(27,628,000)
Amortization for the period	1,205,000	963,000
Unfavourable contract rights, Ending Balance	(25,460,000)	$ (26,665,000)
Live Knutsen
Contract liabilities:
Additions	(24,463,000)
Amortization for the period	1,039,000
Unfavourable contract rights, Ending Balance	$ (23,424,000)